FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2021
FAIR VALUE MEASUREMENTS
Schedule of gross holding losses and fair value of held-to-maturity securities

			Significant	Significant
		Quoted Prices	Other	Other
		in Active	Observable	Unobservable
		Markets	Inputs	Inputs
Description	September 30, 2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities held in Trust Account	$287,509,721	$287,509,721	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$10,445,833	$10,445,833	$—	$—

Warrant Liability – Private Placement Warrants	$5,683,333	$—	$—	$5,683,333

Schedule of key inputs into the Modified Montel Carlo Simulation and the Modified Black-Scholes Option Pricing model for Warrants

	February 8, 2021
	Initial Measurement		September 30, 2021
	Public	Private	Private
Input	Warrants	Warrants	Warrants
Risk-free interest rate	0.48%	0.48%	0.98%
Expected term (years)	5.00	5.00	5.00
Expected volatility	21.0%	21.0%	17.00%
Exercise price	$11.50	$11.50	$11.50
Stock Price	$10.00	$10.00	$9.90

Schedule of change in the fair value of the warrant liabilities

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 8, 2021	5,838,333	10,733,333	16,571,666
Change in valuation inputs or other assumptions	51,666	1,150,000	1,201,666
Fair value as of March 31, 2021	5,889,999	11,883,333	17,773,332
Change in valuation inputs or other assumptions	310,000	(575,000)	(265,000)
Fair value as of June 30, 2021	$6,199,999	$11,308,333	$17,508,332
Change in valuation inputs or other assumptions	(516,666)	(862,500)	(1,379,166)
Fair value as of September 30, 2021	$5,683,333	$10,445,833	$16,129,166